Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.8%
Brazil - 3.2%
13,663,111	B3 S.A. - Brasil Bolsa Balcao	45,026,667
China - 6.2%
3,783,144	AIA Group, Ltd.	39,503,158
1,034,080	Tencent Holdings, Ltd.	47,665,238
		87,168,396
France - 4.0%
475,680	Safran S.A.	56,004,729
Germany - 5.6%
383,516	CTS Eventim AG & Co. KGaA*	26,047,528
295,269	Deutsche Boerse AG	53,151,912
		79,199,440
India - 2.2%
1,594,037	HDFC Bank, Ltd.	30,700,877
Indonesia - 3.3%
144,015,954	Bank Rakyat Indonesia Persero	46,514,955
Netherlands - 3.5%
23,103	ASML Holding NV ADR	15,431,187
319,538	Wolters Kluwer NV	34,064,988
		49,496,175
Sweden - 1.8%
568,735	Atlas Copco AB	25,791,870
Switzerland - 5.4%
127,083	Roche Holding AG	50,281,896
123,754	Schindler Holding AG	26,370,442
		76,652,338
Taiwan - 3.7%
500,641	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,196,830
United Kingdom - 2.8%
854,549	Unilever PLC	38,798,797
United States - 57.1%
Communication Services - 6.3%
31,989	Alphabet, Inc. - Class C*	89,344,957
Consumer Discretionary - 4.5%
15,278	Booking Holdings, Inc.*	35,879,619
448,120	TJX Companies, Inc.	27,147,110
		63,026,729
Consumer Staples - 2.2%
116,186	Estee Lauder Companies, Inc.	31,639,772
Financials - 4.5%
407,129	Charles Schwab Corp.	34,325,046
85,002	Moody's Corp.	28,680,525
		63,005,571
Health Care - 3.3%
392,630	Edwards Lifesciences Corp.*	46,220,404
Industrials - 1.9%
238,556	Allegion PLC	26,188,678
Information Technology - 32.2%
76,402	Adobe, Inc.*	34,810,279
153,913	Autodesk, Inc.*	32,991,252
86,929	Intuit, Inc.	41,798,940
669,207	Marvell Technology, Inc.	47,988,834
150,027	MasterCard, Inc.	53,616,649
437,858	Microsoft Corp.	134,996,001
481,183	Visa, Inc.	106,711,954
		452,913,909
Materials - 2.2%
125,348	Sherwin-Williams Co.	31,289,368
Total United States		803,629,388
Total Common Stocks (Cost $1,063,274,251)		1,391,180,462

Short-Term Investments - 1.1%
Money Market Funds - 1.1%
15,749,613	First American Government Obligations Fund - Class Z, 0.15%#	15,749,613
Total Short-Term Investments (Cost $15,749,613)		15,749,613
Total Investments - 99.9% (Cost $1,079,023,864)		1,406,930,075
Other Assets in Excess of Liabilities - 0.1%		1,920,369
NET ASSETS - 100.0%		$1,408,850,444

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$916,284,072	$474,896,390	$-
Short-Term Investments	15,749,613	-	-
Total Investments	$932,033,685	$474,896,390	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.